Leases - Summary of breakdown of Lease Expense (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases [Line Items]
Impairment charges		£ (117.0)
Short-term lease expense		(36.7)	£ (83.8)
Low-value lease expense		(2.3)	(2.9)
Continuing operations lease [member]
Disclosure Of Leases [Line Items]
Impairment charges		(125.1)
Short-term lease expense		(36.7)	(83.8)
Low-value lease expense		(2.3)	(2.9)
Variable lease expense		(65.4)	(74.2)
Sublease income		25.3	17.5
Charge to operating profit		(536.1)	(445.0)
Interest expense on lease liabilities		(101.0)	(99.7)
Charge to profit before taxation for leases		(637.1)	(544.7)
Land and buildings [member]
Disclosure Of Leases [Line Items]
Impairment charges	[1]	(117.0)
Land and buildings [member] | Continuing operations lease [member]
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets		(312.1)	(286.5)
Plant and machinery [member] | Continuing operations lease [member]
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets		£ (19.8)	£ (15.1)

[1]	For the year ended 31 December 2020 and 2019, the Company has £67.9 million and £27.4 million of right-of-use assets that are classified as investment property, respectively.